INCOME TAXES (Tables)	12 Months Ended
Jun. 26, 2019
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Income before provision for income taxes consists of the following:

	Fiscal Years Ended
	June 26, 2019	June 27, 2018	June 28, 2017
Domestic	$168.1	$182.1	$186.7
Foreign	3.7	(11.9)	21.8
Income before provision for income taxes	$171.8	$170.2	$208.5

Provision For Income Taxes and Effective Tax Rate
The provision for income taxes and effective tax rate consists of the following:

	Fiscal Years Ended
	June 26, 2019	June 27, 2018	June 28, 2017
Current income tax expenses:
Federal	$63.3	$28.7	$64.4
State	28.8	12.2	13.4
Foreign	0.6	0.0	2.5
Total current income tax expenses	92.7	40.9	80.3
Deferred income tax (benefits) expenses:
Federal	(58.5)	6.6	(19.6)
State	(18.0)	0.1	(3.1)
Foreign	0.7	(3.3)	0.1
Total deferred income tax (benefits) expenses	(75.8)	3.4	(22.6)
Provision for income taxes	$16.9	$44.3	$57.7

Effective tax rate	9.8%	26.0%	27.7%

Reconciliation Between Reported Provision for Income Taxes And Amount Computed By Statutory Federal Income Tax Rate
A reconciliation between the reported provision for income taxes and the amount computed by applying the statutory Federal income tax rate to Provision for income taxes is as follows:

	Fiscal Years Ended
	June 26, 2019	June 27, 2018	June 28, 2017
Income tax expense at statutory rate	$36.1	$47.8	$73.0
FICA tax credit	(28.2)	(22.6)	(20.7)
State income taxes, net of Federal benefit	8.5	8.7	5.9
Tax reform impact	—	8.2	—
Stock based compensation tax shortfall	0.5	1.1	—
Other	0.0	1.1	(0.5)
Provision for income taxes	$16.9	$44.3	$57.7

Deferred Income Tax Assets And Liabilities
The income tax effects of temporary differences that give rise to significant portions of deferred income tax assets and liabilities are as follows:

	June 26, 2019	June 27, 2018
Deferred income tax assets:
Leasing transactions	$25.3	$22.7
Stock-based compensation	9.9	9.1
Restructure charges and impairments	3.0	2.4
Insurance reserves	11.5	12.1
Employee benefit plans	0.0	0.1
Gift cards	12.3	15.1
Net operating losses	3.7	6.1
Federal credit carryover	9.0	10.7
State credit carryover	2.6	3.5
Deferred gain on sale leaseback transactions	68.6	—
Other, net	11.2	3.8
Less: Valuation allowance	(5.5)	(6.1)
Total deferred income tax assets	151.6	79.5
Deferred income tax liabilities:
Prepaid expenses	13.6	13.5
Goodwill and other amortization	20.6	20.3
Depreciation and capitalized interest on property and equipment	4.3	11.1
Other, net	1.1	1.0
Total deferred income tax liabilities	39.6	45.9
Deferred income taxes, net	$112.0	$33.6

Reconciliation Of Unrecognized Tax Benefits
A reconciliation of unrecognized tax benefits are as follows:

	June 26, 2019	June 27, 2018
Balance at beginning of year	$3.9	$4.1
Additions based on tax positions related to the current year	0.4	0.5
Additions based on tax positions related to prior years	—	—
Settlements with tax authorities	(0.1)	0.0
Expiration of statute of limitations	(0.7)	(0.7)
Balance at end of year	$3.5	$3.9